SECURED BORROWINGS, Nord LB Facility (Details) - Secured Borrowings [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Aircraft	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,865,424
Nord LB Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 171,509	$ 255,278
Number of aircraft serving as security | Aircraft	6
Maturity date	Nov. 14, 2018
Percentage of lease rentals collected applied to interest and principal	95.00%
Period after termination or expiration of lease when payments become due	6 months
Period aircraft remains off-lease before interest is charged	6 months
Period aircraft remains off-lease before debt service is charged	12 months
Percentage of lease rate paid as debt service fee	85.00%
Period aircraft remains off-lease before payment in full is required or foreclosure on aircraft occurs	24 months
Percentage return on equity investment after full repayment of facility	10.00%
Fee percentage payable after full repayment of facility	10.00%
Nord LB Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Fee payable after full repayment of facility	$ 5,000
Nord LB Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default	$ 10,000
Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate	1 month
Basis spread on variable rate	3.30%